Restatement of Previously Issued Financial Statements (Details) - Schedule of balance sheet and operation - USD ($)	3 Months Ended	8 Months Ended	11 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Jul. 24, 2020
As Previously Reported [Member]
Balance Sheet as of:
Warrant liability
Total Liabilities	51,267	51,267	2,041,838
Common Stock Subject to Possible Redemption	225,527,000	225,527,000	223,520,590	225,628,970
Common Stock	696	696	716	696
Additional Paid-in Capital	5,102,284	5,102,284	7,108,674	5,000,314
Accumulated deficit	(102,977)	(102,977)	(2,109,383)	(1,000)
Total Shareholders’ Equity	$ 5,000,003	$ 5,000,003	$ 5,000,007	$ 5,000,010
Number of shares subject to redemptions (in Shares)	22,552,700	22,552,700	22,352,059	22,562,897
Three Months Ended September 30, 2020 (unaudited)
Allocation of initial public offering costs
Change in fair value of warrant liability
Net loss	$ (101,977)	$ (102,977)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption (in Shares)	22,552,700		22,557,034
Basic and diluted net income per share, Common stock subject to possible redemption (in Dollars per share)	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	$ 6,496,149	$ 5,713,990
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share)	$ (0.02)	$ (0.02)
Adjustments [Member]
Balance Sheet as of:
Warrant liability	$ 219,984	$ 219,984	$ 630,224	$ 154,583
Total Liabilities	219,984	219,984	630,224	154,583
Common Stock Subject to Possible Redemption	(219,984)	(219,984)	(630,220)	(154,583)
Common Stock	2	2	7	1
Additional Paid-in Capital	65,752	65,752	475,983	352
Accumulated deficit	(65,754)	(65,754)	(475,994)	(353)
Total Shareholders’ Equity			$ (4)
Number of shares subject to redemptions (in Shares)	(21,998)	(21,998)	(63,022)	(15,458)
Three Months Ended September 30, 2020 (unaudited)
Allocation of initial public offering costs		$ (353)	$ 353
Change in fair value of warrant liability		(65,401)
Net loss	$ (65,754)	$ (65,754)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption (in Shares)		22,552,700	(777,430)
Basic and diluted net income per share, Common stock subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share)	$ (0.01)	$ (0.01)
As Restated [Member]
Balance Sheet as of:
Warrant liability	$ 219,984	$ 219,984	$ 630,224	$ 154,583
Total Liabilities	271,251	271,251	2,672,062	154,583
Common Stock Subject to Possible Redemption	225,307,016	225,307,016	222,890,370	225,474,387
Common Stock	698	698	723	697
Additional Paid-in Capital	5,168,036	5,168,036	7,584,657	5,000,666
Accumulated deficit	(168,731)	(168,731)	(2,585,377)	(1,353)
Total Shareholders’ Equity	$ 5,000,003	$ 5,000,003	$ 5,000,003	$ 5,000,010
Number of shares subject to redemptions (in Shares)	22,530,702	22,530,702	22,289,037	22,547,439
Three Months Ended September 30, 2020 (unaudited)
Allocation of initial public offering costs		$ (353)	$ 353
Change in fair value of warrant liability		(65,401)
Net loss	$ (167,731)	$ (168,731)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption (in Shares)	22,552,700	22,552,700	21,779,604
Basic and diluted net income per share, Common stock subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	$ 6,496,149	$ 5,713,990
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share)	$ (0.03)	$ (0.03)